Financial Assets at Fair Value Through Other Comprehensive Income - Schedule of Debt Financial Instruments (Details) - Debt Instruments Valued At Fair Value [Member] - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Debt Financial Instruments [Line Items]
Total	$ 2,088,345	$ 3,786,525
Debt financial instruments from the Central Bank of Chile [Member] | At fair value [Member] | Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Schedule of Debt Financial Instruments [Line Items]
Instruments issued by the Chilean Government and Central Bank of Chile		473,642
Bonds and Promissory notes from the Chilean Government [Member] | At fair value [Member] | Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Schedule of Debt Financial Instruments [Line Items]
Instruments issued by the Chilean Government and Central Bank of Chile	660,321	1,362,510
Other fiscal debt financial instruments [Member] | At fair value [Member] | Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Schedule of Debt Financial Instruments [Line Items]
Instruments issued by the Chilean Government and Central Bank of Chile	456	1,500
Debt financial instruments from other domestic banks [Member] | At fair value [Member] | Other Instruments Issued in Chile [Member]
Schedule of Debt Financial Instruments [Line Items]
Other Instruments Issued in Chile	1,321,030	1,681,744
Bonds and trade effects from domestic companies [Member] | At fair value [Member] | Other Instruments Issued in Chile [Member]
Schedule of Debt Financial Instruments [Line Items]
Other Instruments Issued in Chile	54,600	59,921
Other debt financial instruments issued in the country [Member] | At fair value [Member] | Other Instruments Issued in Chile [Member]
Schedule of Debt Financial Instruments [Line Items]
Other Instruments Issued in Chile
Financial instruments from foreign Central Banks [Member] | At fair value [Member] | Instruments Issued Abroad [Member]
Schedule of Debt Financial Instruments [Line Items]
Instruments Issued Abroad
Financial instruments from foreign governments and fiscal entities [Member] | At fair value [Member] | Instruments Issued Abroad [Member]
Schedule of Debt Financial Instruments [Line Items]
Instruments Issued Abroad	48,883	43,294
Debt financial instruments from other foreign banks [Member] | At fair value [Member] | Instruments Issued Abroad [Member]
Schedule of Debt Financial Instruments [Line Items]
Instruments Issued Abroad		163,914
Bonds and trade effects from foreign companies [Member] | At fair value [Member] | Instruments Issued Abroad [Member]
Schedule of Debt Financial Instruments [Line Items]
Instruments Issued Abroad	3,055
Other debt financial instruments issued abroad [Member] | At fair value [Member] | Instruments Issued Abroad [Member]
Schedule of Debt Financial Instruments [Line Items]
Instruments Issued Abroad